InfraCap Small Cap Income ETF
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 79.6%	Shares	Value
Aerospace & Defense - 1.7%
Woodward, Inc.	1,000	$166,650

Banks - 13.8%
Bank of NT Butterfield & Son Ltd.(a)(b)	5,265	201,386
East West Bancorp, Inc.(a)(b)	2,784	234,051
Metrocity Bankshares, Inc.(a)	4,841	148,376
Pinnacle Financial Partners, Inc.(a)	1,861	185,300
Popular, Inc.(a)	2,106	215,865
Preferred Bank/Los Angeles CA	1,568	129,909
Western Alliance Bancorp(a)	2,560	209,101
		1,323,988

Capital Markets - 5.1%
AllianceBernstein Holding LP(a)(b)	4,311	148,471
Jefferies Financial Group, Inc.(a)	2,919	174,994
Lazard, Inc.	3,202	160,452
		483,917

Chemicals - 3.9%
AdvanSix, Inc.(a)	3,815	112,771
Avient Corp.(a)(b)	3,591	176,426
Element Solutions, Inc.(a)	3,272	87,493
		376,690

Consumer Finance - 1.4%
SLM Corp.(a)(b)	5,859	129,250

Consumer Staples Distribution & Retail - 2.0%
Casey's General Stores, Inc.(a)	522	189,126

Diversified REITs - 1.9%
Essential Properties Realty Trust, Inc.(a)	5,698	181,823

Electric Utilities - 2.3%
Portland General Electric Co.(a)	4,484	215,725

Gas Utilities - 1.1%
UGI Corp.(a)	4,161	103,650

Health Care REITs - 1.2%
Community Healthcare Trust, Inc.(a)	6,075	113,785

Hotel & Resort REITs - 1.4%
Park Hotels & Resorts, Inc.(a)	8,857	135,335

Hotels, Restaurants & Leisure - 2.0%
Bloomin' Brands, Inc.(a)	10,726	187,705

Independent Power and Renewable Electricity Producers - 2.0%
AES Corp.(a)(b)	11,024	188,841

Industrial REITs - 4.3%
Rexford Industrial Realty, Inc.(a)	5,734	291,975
STAG Industrial, Inc.(a)(b)	3,024	122,714
		414,689

Insurance - 1.6%
Assurant, Inc.(a)	783	153,742

Interactive Media & Services - 1.5%
Match Group, Inc.(c)	3,852	143,333

Marine Transportation - 1.2%
Star Bulk Carriers Corp.(a)	5,400	115,398

Media - 1.2%
New York Times Co. - Class A(a)	2,106	115,683

Mortgage REITs - 4.7%
AGNC Investment Corp.	18,929	193,265
Annaly Capital Management, Inc.(a)	4,029	81,225
Rithm Capital Corp.(a)	14,250	170,145
		444,635

Multi-Utilities - 1.1%
Algonquin Power & Utilities Corp.(a)	19,127	103,477

Office REITs - 1.9%
Kilroy Realty Corp.(a)(b)	5,103	185,086

Oil, Gas & Consumable Fuels - 9.0%
Chord Energy Corp.(a)	1,434	212,849
Delek Logistics Partners LP(a)	4,597	189,810
DHT Holdings, Inc.(a)(b)	5,105	55,287
Hafnia Ltd.(a)	14,916	121,565
Murphy Oil Corp.(a)	2,376	88,577
Plains GP Holdings LP(a)(b)	9,809	188,333
		856,421

Professional Services - 2.0%
TransUnion(a)	2,001	193,717

Retail REITs - 3.6%
Brixmor Property Group, Inc.(a)(b)	6,804	186,362
NETSTREIT Corp.(a)(b)	9,622	160,591
		346,953

Semiconductors & Semiconductor Equipment - 2.1%
MKS Instruments, Inc.(a)	1,648	196,491

Specialized REITs - 1.4%
Safehold, Inc.	5,500	137,830

Trading Companies & Distributors - 4.2%
GATX Corp.(a)	567	80,004
Herc Holdings, Inc.(a)(b)	1,566	229,215
Karat Packaging, Inc.(a)	3,784	95,887
		405,106
TOTAL COMMON STOCKS (Cost $7,172,675)		7,609,046

PREFERRED STOCKS - 21.4%	Shares	Value
Banks - 8.7%
Banc of California, Inc., Series F, 7.75% to 9/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual Maturity(a)(b)	7,074	168,361
New York Community Bancorp, Inc., Series A., to 3/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual Maturity(a)(d)(e)	12,788	259,596
Regions Financial Corp., Series B, 6.38% to 9/16/2024 then 3 mo. Term SOFR + 3.80%, Perpetual Maturity(a)(b)	6,669	169,126
Valley National Bancorp	–	$–
Series A, 6.25% to 6/30/2025 then 3 mo. LIBOR US + 3.85%, Perpetual Maturity(a)(b)(e)	3,623	85,901
Series B, 8.90% (3 mo. LIBOR US + 3.58%), Perpetual Maturity(a)(d)(e)	5,704	143,456
		826,440

Diversified REITs - 1.8%
Global Net Lease, Inc., Series A, 7.25%, 9/30/2024, Perpetual Maturity(a)	7,722	171,583

Mortgage REITs - 7.1%
AGNC Investment Corp., Series D, 9.89% to 9/30/2024 then 3 mo. Term SOFR + 4.59%, Perpetual Maturity(a)(b)	6,399	160,935
Chimera Investment Corp.	–	$–
Series A, 8.00%, Perpetual Maturity(a)	7,676	178,544
Series B, 11.38% (3 mo. Term SOFR + 6.05%), Perpetual Maturity(a)(d)	7,117	177,996
Rithm Capital Corp., Series D, 7.00% 11/15/2026 then 5 yr. CMT Rate 3 + 6.22%, Perpetual Maturity(a)(b)(d)	6,966	164,119
		681,594

Office REITs - 2.1%
Vornado Realty Trust, Series L, 5.40%, 9/30/2024 Perpetual Maturity(a)	11,244	202,279

Trust, Fiduciary, and Custody Activities - 1.7%
SCE Trust IV, Series J, 5.38% to 9/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual Maturity(a)(b)(d)	6,885	164,896
TOTAL PREFERRED STOCKS (Cost $1,927,521)		2,046,792

EXCHANGE TRADED FUNDS - 18.4%	Shares	Value
iShares Russell 2000 ETF(f)	7,981	1,756,459
TOTAL EXCHANGE TRADED FUNDS (Cost $1,683,653)		1,756,459

CONVERTIBLE PREFERRED STOCKS - 4.0%	Shares	Value
Financial Services - 2.8%
Apollo Global Management, Inc., 6.75%, 7/31/2026(d)	4,179	266,620

Machinery - 1.2%
Chart Industries, Inc., Series B, 6.75%, 12/15/2025(a)(b)(d)	2,349	117,427
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $388,642)		384,047

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares
First American Government Obligations Fund - Class X, 5.22%(g)	35,582	35,582
TOTAL SHORT-TERM INVESTMENTS (Cost $35,582)		35,582

TOTAL INVESTMENTS - 123.8% (Cost $11,208,073)		11,831,926
Liabilities in Excess of Other Assets - (23.8)%		(2,272,148)
TOTAL NET ASSETS - 100.0%		$9,559,778

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

CMT - Constant Maturity Treasury Rate
ETF – Exchange Traded Fund
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of security has been pledged as collateral for the Fund’s borrowing facility. The total value of assets pledged as collateral as of August 31, 2024 is $5,124,977.
(b)	All or a portion of security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of August 31, 2024 is $698,340.
(c)	Non-income producing security.
(d)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of August 31, 2024.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

InfraCap Small Cap Income ETF
Schedule of Written Options
August 31, 2024 (Unaudited)

WRITTEN OPTIONS - 0.0% (b)(c)	Notional Amount	Contracts(a)	Value
Call Options - 0.0%
iShares Russell 2000 ETF
Expiration: 09/06/2024; Exercise Price: $228.00	$(110,040)	(5)	$(187)
Expiration: 09/06/2024; Exercise Price: $245.00	(110,040)	(5)	(7)
Expiration: 09/06/2024; Exercise Price: $255.00	(220,080)	(10)	(5)
Expiration: 09/13/2024; Exercise Price: $227.00	(110,040)	(5)	(602)
Expiration: 09/13/2024; Exercise Price: $229.00	(110,040)	(5)	(412)
Expiration: 09/13/2024; Exercise Price: $232.50	(110,040)	(5)	(202)
Expiration: 09/13/2024; Exercise Price: $240.00	(110,040)	(5)	(53)
Expiration: 09/20/2024; Exercise Price: $236.00	(110,040)	(5)	(228)
Expiration: 09/20/2024; Exercise Price: $245.00	(110,040)	(5)	(73)
Expiration: 09/20/2024; Exercise Price: $250.00	(110,040)	(5)	(48)
Expiration: 09/20/2024; Exercise Price: $255.00	(110,040)	(5)	(33)
Expiration: 09/27/2024; Exercise Price: $235.00	(220,080)	(10)	(750)
Expiration: 09/27/2024; Exercise Price: $240.00	(220,080)	(10)	(375)
Expiration: 10/04/2024; Exercise Price: $245.00	(220,080)	(10)	(335)
Expiration: 10/04/2024; Exercise Price: $250.00	(220,080)	(10)	(215)
Expiration: 10/18/2024; Exercise Price: $250.00	(220,080)	(10)	(395)
Total Call Options			(3,920)
TOTAL WRITTEN OPTIONS (Premiums received $6,424)			$(3,920)

Percentages are stated as a percent of net assets. ETF – Exchange Traded Fund

(a)	100 shares per contract.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.

 Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Infrastructure Capital Advisors, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$7,609,046	$–	$–	$7,609,046
Preferred Stocks	2,046,792	–	–	2,046,792
Exchange Traded Funds	1,756,459	–	–	1,756,459
Convertible Preferred Stocks	384,047	–	–	384,047
Money Market Funds	35,582	–	–	35,582
Total Investments	$11,831,926	$–	$–	$11,831,926

Liabilities:
Investments:
Written Options	–	(3,920)	–	(3,920)
Total Investments	$–	$(3,920)	$–	$(3,920)

For the period ended August 31, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3 securities. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.